Basis of Presentation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Increase (decrease) of accumulated deficit due to adoption of new IFRS	$ (246) [1]
Increase (decrease) due to application of IFRS 15
Increase (decrease) of accumulated deficit due to adoption of new IFRS	246
Increase (decrease) due to application of IFRS 9
Increase (decrease) of accumulated deficit due to adoption of new IFRS	$ (436)

[1]	Adjusted so as to reflect certain amendments introduced due to the adoption of IFRS 15 Revenue from Contracts with Customers and IFRS 9 Financial Instruments, which became effective on January 1, 2018 (Note 2).